UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2012
                                                      ------------------

                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                               ---------

                        THIS AMENDMENT (CHECK ONLY ONE):

                         [ ] is a restatement.

                         [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

     NAME:                 Scott J. Vassalluzzo*
                           -----------------------------------------------------
     ADDRESS:              2200 Butts Road, Suite 320 Boca Raton FL      33431
                           -------------------------- ---------- ------- -------
                           (Street)                   (City)     (State) (Zip)

     FORM 13F FILE NUMBER: 028-10290

             The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING
   MANAGER:

            NAME:          Scott J. Vassalluzzo
            TITLE:         Investment Manager
            PHONE:         561-314-0800

SIGNATURE, PLACE, AND DATE OF SIGNING:

            /s/ Scott J. Vassalluzzo
--------------------------------------------------------------------------------
[Signature]

            Boca Raton, FL
--------------------------------------------------------------------------------
[City, State]

            November 14, 2012
--------------------------------------------------------------------------------
[Date]

             * Effective January 1, 2012, each of Messrs. Scott J. Vassalluzzo, Thomas W. Smith (028-04481) and Steven M. Fischer (028-13257) assigned their general partnership interests in three private investment limited partnerships to Prescott General Partners LLC (028-14951). Accordingly, the Section 13(f) securities held by these limited partnerships are included in the Form 13F filings of Prescott General Partners LLC.

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:               1
                                                 -------
FORM 13F INFORMATION TABLE ENTRY TOTAL:          17
                                                 -------
FORM 13F INFORMATION TABLE VALUE TOTAL:          $63,363 (thousands)
                                                 -------



LIST OF OTHER INCLUDED MANAGERS:

NO.       FORM 13F FILE NO.:       NAME:
---       -----------------        ----
01        028-04481                Thomas W. Smith
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/  SH/ PUT/  INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE    SHARED     NONE
    --------------              --------------    -----   -------- -------  --- ----  -------  --------  ----    ------     ----
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK   018581108   4,205   29,620  SH         Other      01              29,620
COPART, INC.                     COMMON STOCK   217204106   3,356  121,028  SH          Sole       -     121,028
COPART, INC.                     COMMON STOCK   217204106   3,727  134,400  SH         Other      01             134,400
CREDIT ACCEPTANCE CORP.          COMMON STOCK   225310101  11,266  131,755  SH          Sole       -     131,755
CREDIT ACCEPTANCE CORP.          COMMON STOCK   225310101  12,479  145,939  SH         Other      01             145,939
GREEN MTN COFFEE ROASTERS, INC.  COMMON STOCK   393122106   2,552  107,500  SH         Other      01             107,500
LIFE TIME FITNESS, INC.          COMMON STOCK   53217R207   2,287   50,000  SH          Sole       -      50,000
LIFE TIME FITNESS, INC.          COMMON STOCK   53217R207   1,212   26,500  SH         Other      01              26,500
MARKET LEADER, INC.              COMMON STOCK   57056R103     402   60,000  SH          Sole       -      60,000
NEUSTAR INC.                         CL A       64126X201   4,280  106,925  SH         Other      01             106,925
STAPLES INC.                     COMMON STOCK   855030102     317   27,500  SH          Sole       -      27,500
SYSTEMAX INC.                    COMMON STOCK   871851101   1,181  100,000  SH          Sole       -     100,000
SYSTEMAX INC.                    COMMON STOCK   871851101   1,087   92,018  SH         Other      01              92,018
VISTAPRINT N.V.                       SHS       N93540107   2,465   72,174  SH          Sole       -      72,174
VISTAPRINT N.V.                       SHS       N93540107   3,783  110,766  SH         Other      01             110,766
WORLD ACCEPTANCE CORP.           COMMON STOCK   981419104   2,549   37,788  SH          Sole       -      37,788
WORLD ACCEPTANCE CORP.           COMMON STOCK   981419104   6,216   92,150  SH         Other      01              92,150